KKR Credit Opportunities Portfolio			January 31, 2021
			(Unaudited)
Schedule of Investments
		Par†	Value
Leveraged Loans - 44.9%
Aerospace & Defense - 2.4%
EaglePicher Technologies, LLC, TL 2L 02/18
7.371% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		62,000	59,133
Ontic Engineering & Manufacturing, Inc., TL 1L B-DD 10/19
5.004% (3 Month US LIBOR + 4.750%), 10/31/2026 (a)		11,309	11,369
Ontic Engineering & Manufacturing, Inc., TL 1L B 10/19
5.004% (3 Month US LIBOR + 4.750%), 10/30/2026 (a)		72,379	72,759
Sequa Corp., TL 2L 07/20
11.750% (3 Month US LIBOR + 10.750%), 04/28/2024 (a)		931,985	834,127
Sequa Corp., TL 1L B 06/20 Add-on
10.000% (3 Month US LIBOR + 9.000%), 07/31/2025 (a)(d)(e)		396,887	410,962
Sequa Corp., TL 1L 07/20
7.750% (3 Month US LIBOR + 6.750%), 11/28/2023 (a)		3,693,275	3,697,891
Standard Aero Ltd., TL 1L 04/19
3.754% (3 Month US LIBOR + 3.500%), 04/06/2026 (a)		4,685	4,514
Standard Aero Ltd., TL 1L 02/20
3.754% (3 Month US LIBOR + 3.500%), 04/06/2026 (a)		2,519	2,427
			5,093,182
Auto Components - 2.0%
BBB Industries LLC, TL 1L 06/18
4.630% (1 Month US LIBOR + 4.500%), 08/01/2025 (a)		2,169,020	2,123,742
Innovative XCessories & Services LLC, TL 1L 02/20
5.250% (3 Month US LIBOR + 5.000%), 03/05/2027 (a)		1,251,883	1,261,272
Wheel Pros, Inc., TL 1L B 11/20
6.250% (1 Month US LIBOR + 5.250%), 11/06/2027 (a)		850,536	851,918
			4,236,932
Chemicals - 4.5%
Aruba Investments, Inc., TL 2L 10/20
8.500% (6 Month US LIBOR + 7.750%), 11/24/2028 (a)(c)(d)		465,220	471,035
Diversey, Inc., TL 1L 07/17
3.121% (3 Month US LIBOR + 3.000%), 09/06/2024 (a)		298,903	298,343
Flint Group GmbH, TL 1L B 04/14
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	2,766,555	3,274,711
Flint Group GmbH, TL 1L B3 05/15
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)	EUR	104,906	124,175
Flint Group GmbH, TL 1L B4 11/15
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	887,295	1,050,272
Flint Group GmbH, TL 1L B5 02/17
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	613,849	726,600
Flint Group GmbH, TL 1L B6 03/17
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	13,504	15,984
Flint Group GmbH, TL 1L B7 04/14
0.750% (3 Month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)	EUR	22,539	26,679
Invictus, TL 2L 01/18
6.871% (1 Month US LIBOR + 6.750%), 03/30/2026 (a)		35,559	34,892
New Arclin US Holding Corp., TL 2L 02/17
9.750% (1 Month US LIBOR + 8.750%), 02/14/2025 (a)		9,000	8,820
Vantage Specialty Chemicals, Inc., TL 2L 10/17
9.250% (3 Month US LIBOR + 8.250%), 10/27/2025 (a)		457,050	425,971
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
4.500% (3 Month US LIBOR + 3.500%), 10/26/2024 (a)		3,313,838	3,202,825
			9,660,307
Commercial Services & Supplies - 1.1%
Access CIG, LLC, TL 2L 02/18
7.894% (1 Month US LIBOR + 7.750%), 02/27/2026 (a)		143,000	143,179
Access CIG, LLC, TL 1L 02/18
3.894% (1 Month US LIBOR + 3.750%), 02/27/2025 (a)		38,603	38,595
Monitronics International, Inc., TL 1L EXIT 08/19
7.750% (1 Month US LIBOR + 6.500%), 03/29/2024 (a)		537,556	507,655
VFS Global Services Pvt Ltd., TL 1L B 06/17
4.078% (3 Month LIBOR GBP + 4.000%), 07/29/2024 (a)(b)	GBP	1,360,050	1,760,201
			2,449,630
Construction & Engineering - 1.8%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
5.250% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		1,075,406	1,064,797
Total Safety US, Inc., TL 1L B 07/19
7.000% (3 Month US LIBOR + 6.000%), 08/16/2025 (a)		1,272,892	1,271,938
Yak Access, LLC, TL 1L B 05/18
5.254% (3 Month US LIBOR + 5.000%), 07/11/2025 (a)		1,734,234	1,588,992
			3,925,727
Construction Materials - 0.1%
Quimper AB, TL 2L 02/19
8.250% (3 Month EURIBOR + 8.250%), 02/15/2027 (a)(b)	EUR	94,000	114,216
Distributors - 0.2%
Distribution International, Inc., TL 1L 06/19
6.750% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		450,427	434,662
Diversified Consumer Services - 1.2%
Airbnb, Inc., TL 1L 03/20
8.500% (3 Month US LIBOR + 7.500%), 04/17/2025 (a)		241,258	262,368

Conservice LLC, TL 1L B 05/20
4.503% (3 Month US LIBOR + 4.250%), 05/13/2027 (a)		33,699	33,893
Jostens, Inc., TL 1L 12/18
5.720% (3 Month US LIBOR + 5.500%), 12/19/2025 (a)		1,872,785	1,869,779
Learning Care Group Inc., TL 1L B 05/20
9.500% (6 Month US LIBOR + 8.500%), 03/13/2025 (a)(d)		280,451	283,255
			2,449,295
Electronic Equipment, Instruments & Components - 1.4%
Excelitas Technologies Corp., TL 2L 10/17
8.500% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)		3,088,755	3,088,755
Energy Equipment & Services - 0.1%
Caprock Midstream, LLC, TL 1L B 10/18
4.871% (1 Month US LIBOR + 4.750%), 11/03/2025 (a)		144,529	133,833
ChampionX Corp., TL 1L B 05/20
6.000% (6 Month US LIBOR + 5.000%), 06/03/2027 (a)		80,808	82,425
			216,258
Food & Staples Retailing - 0.1%
Froneri Ltd., TL 2L 01/20
5.871% (1 Month US LIBOR + 5.750%), 01/31/2028 (a)(b)		60,000	60,975
Smart & Final Stores LLC, TL 1L B 05/19
6.952% (1 Month US LIBOR + 6.750%), 06/20/2025 (a)		192,553	195,200
			256,175
Food Products - 2.1%
CSM Bakery Products, TL 2L 07/13
8.750% (3 Month US LIBOR + 7.994%), 02/04/2022 (a)		766,067	759,127
CSM Bakery Products, TL 1L B 07/13
7.250% (3 Month US LIBOR + 6.250%), 01/04/2022 (a)		3,790,093	3,770,195
			4,529,322
Health Care Equipment & Supplies - 0.2%
Drive DeVilbiss Healthcare LLC, TL 1L B 11/16
8.500% (3 Month US LIBOR + 5.500%), 01/03/2023 (a)(h)		428,780	365,893
Orchid Orthopedic Solutions LLC, TL 1L 02/19
4.702% (3 Month US LIBOR + 4.500%), 03/05/2026 (a)		146,874	141,367
			507,260
Health Care Providers & Services - 1.5%
Affordable Care Inc., TL 1L 10/15
5.750% (3 Month US LIBOR + 4.750%), 10/24/2022 (a)		3,202,546	3,154,508
Paradigm Acquisition Corp., TL 2L 10/18 LC
7.754% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)		23,077	22,442
			3,176,950
Hotels, Restaurants & Leisure - 5.5%
Aimbridge Acquisition Co, Inc., TL 1L B 09/20
6.750% (1 Month US LIBOR + 6.000%), 02/02/2026 (a)		412,845	415,942
Aimbridge Acquisition Co, Inc., TL 1L B 10/19
3.871% (1 Month US LIBOR + 3.750%), 02/02/2026 (a)		2,200,974	2,104,681
ASM Global, TL 1L 01/20
2.685% (1 Month US LIBOR + 2.500%), 01/23/2025 (a)		82,861	79,132
B&B Hotels SAS, TL 1L B3A 01/20
3.875% (6 Month EURIBOR + 3.875%), 07/31/2026 (a)(b)	EUR	1,886,660	2,118,317
ClubCorp Club Operations, Inc., TL L B 08/17
3.004% (3 Month US LIBOR + 2.750%), 09/18/2024 (a)		1,020,948	951,079
Diamond Resorts International, Inc., TL 1L B 06/18
4.750% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)		3,900,173	3,754,092
Life Time Fitness, Inc., TL 1L 01/21
5.750%, (3 Month US Libor + 4.75%), 12/10/2024 (a)		1,057,050	1,045,666
Piolin BidCo SAU, TL 1L B 05/20
7.500% (3 Month EURIBOR + 7.500%), 09/16/2026 (a)(b)	EUR	539,891	648,632
United PF Holdings LLC, TL 1L 01/20
4.202% (3 Month US LIBOR + 4.000%), 12/30/2026 (a)		687,394	659,324
			11,776,865
Household Products - 2.3%
Polyconcept North America Inc., TL 1L B 08/16
5.500% (3 Month US LIBOR + 4.500%), 08/16/2023 (a)		4,488,543	4,264,115
Steinhoff, TL 1L 07/19 (SFH Super Senior)
10.000%, 12/31/2021 (b)(h)	EUR	9,938	12,181
Steinhoff, TL 1L 08/19 (SFH A1)
0.000% (6 Month EURIBOR + 0.000%), 12/31/2021 (b)(g)(h)	EUR	668,072	524,952
			4,801,248
Industrial Conglomerates - 0.1%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18
3.952% (3 Month US LIBOR + 3.750%), 12/12/2025 (a)		109,879	106,308
Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18
3.750% (3 Month EURIBOR + 3.750%), 12/12/2025 (a)	EUR	25,000	28,018
			134,326
IT Services - 0.4%
Asurion LLC/CA, TL 3L B3 02/21
5.452%, 01/29/2028 (a)		71,900	71,900
PSAV, Inc., TL 1L B3 12/20
15.000%, 10/15/2026 (h)		540,419	620,131
PSAV, Inc., TL 2L 02/18
8.250% (6 Month US LIBOR + 7.250%), 09/01/2025 (a)(d)		189,000	126,158
			818,189
Leisure Products - 1.0%
Areas Worldwide SASU, TL 1L B1 06/19
4.750% (6 Month EURIBOR + 4.750%), 07/01/2026 (a)(b)	EUR	1,901,389	2,102,077

Life Sciences Tools & Services - 0.1%
BioClinica-Synowledge Holdings Corp., TL 1L 10/16
5.250% (1 Month US LIBOR + 4.500%), 10/20/2023 (a)		236,238	236,239

Machinery - 1.3%
Accuride Corp., TL 1L B 10/17
6.250% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)		1,346,260	1,235,866
CPM Holdings, Inc., TL 2L 10/18
8.394% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)		92,000	91,080
Utility One Source LP, TL 1L B 02/20
4.371% (1 Month US LIBOR + 4.250%), 04/18/2025 (a)		625,169	625,951
Welbilt, Inc. (Manitowoc Foodservice, Inc.), TL 1L B 10/18
2.621% (1 Month US LIBOR + 2.500%), 10/23/2025 (a)		583,820	559,081
WireCo WorldGroup, Inc., TL 2L 07/16
10.000% (6 Month US LIBOR + 9.000%), 09/30/2024 (a)		88,999	75,204
WireCo WorldGroup, Inc., TL 1L 07/16
6.000% (6 Month US LIBOR + 5.000%), 09/29/2023 (a)		87,463	86,024
			2,673,206
Media - 1.4%
Emerald Expositions Holding, Inc., TL 1L B 11/17
2.621% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)		8,347	8,098
NEP Broadcasting, LLC, TL 1L 05/20
9.250% (3 Month US LIBOR + 0.000%), 06/01/2025 (a)(d)(e)		122,644	124,483
NEP Broadcasting, LLC, TL 2L 09/18
7.121% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)		393,000	356,844
NEP Broadcasting, LLC, TL 1L B 09/18
3.500% (3 Month EURIBOR + 3.500%), 10/20/2025 (a)	EUR	1,216,847	1,408,405
NEP Broadcasting, LLC, TL 1L B 09/18
3.371% (1 Month US LIBOR + 3.250%), 10/20/2025 (a)		1,066,839	1,021,200
NEP Broadcasting, LLC, TL 1L 05/20 DD
0.000%, 06/01/2025 (a)(d)(e)		30,815	462
			2,919,492
Metals & Mining - 0.1%
Foresight Energy LLC, TL 1L A 06/20 (Exit)
9.500% (3 Month US LIBOR + 8.000%), 06/30/2027 (a)(c)(d)(e)		150,032	150,032
Multiline Retail - 0.2%
Belk, Inc., TL 1L B 10/19
7.750% (3 Month US LIBOR + 6.750%), 07/31/2025 (a)(c)(d)		1,181,132	458,952
Oil, Gas & Consumable Fuels - 1.1%
Eagleclaw Midstream Ventures LLC, TL 1L 05/17
5.250% (1 Month US LIBOR + 4.250%), 06/24/2024 (a)		219,723	203,290
Lucid Energy Group II Borrower LLC, TL 1L 01/18
4.000% (1 Month US LIBOR + 3.000%), 02/17/2025 (a)		2,119,476	2,017,476
Oryx Midstream Services, LLC, TL 1L B 04/19
4.121% (1 Month US LIBOR + 4.000%), 05/08/2026 (a)		10,889	10,662
			2,231,428
Personal Products - 0.4%
Coty, Inc., TL 1L B 03/18
2.500% (1 Month EURIBOR + 2.500%), 04/05/2025 (a)	EUR	30,633	35,150
Coty, Inc., TL 1L B 04/18
2.382% (1 Month US LIBOR + 2.250%), 04/07/2025 (a)		718,783	679,497
Coty, Inc., TL 11L A 04/18
1.882% (1 Month US LIBOR + 1.750%), 04/05/2023 (a)		140,446	133,775
Coty, Inc., TL 1L 04/18
1.750% (1 Month US LIBOR + 1.750%), 04/05/2023 (a)	EUR	64,310	74,726
			923,148
Professional Services - 0.2%
SIRVA Worldwide, Inc., TL 2L 07/18
9.733% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)(d)		59,000	51,625
SIRVA Worldwide, Inc., TL 1L 07/18
5.655% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)		427,519	395,011
			446,636
Road & Rail - 2.6%
Kenan Advantage Group, Inc., TL 1L B 07/15
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		4,316,813	4,279,473
Kenan Advantage Group, Inc., TL 1L B2 07/15 Canadian Borrower
4.000% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		1,029,794	1,020,887
Transplace, TL 2L 09/17
9.750% (6 Month US LIBOR + 8.750%), 10/06/2025 (a)		180,000	174,600
			5,474,960
Software - 6.3%
Applied Systems, Inc., TL 2L 09/17
8.000% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)		236,000	238,360
Gigamon, Inc., TL 1l 11/17
5.250% (6 Month US LIBOR + 4.500%), 12/27/2024 (a)		620,407	621,182
Misys Ltd., TL 2L 04/17
8.250% (6 Month US LIBOR + 7.250%), 06/13/2025 (a)		3,169,669	3,182,221
Misys Ltd., TL 1L 04/17
4.500% (6 Month US LIBOR + 3.500%), 06/13/2024 (a)		4,267,026	4,200,353
Syncsort, Inc., TL 1L B 10/19 (Add-on)
7.000% (3 Month US LIBOR + 6.000%), 08/16/2024 (a)		213,840	215,123
Syncsort, Inc., TL 1L B 10/19 (Add-on)
5.500% (3 Month US LIBOR + 4.500%), 08/16/2024 (a)		1,883,428	1,893,498
Syncsort, Inc., TL 1L B 11/18
6.483% (3 Month US LIBOR + 6.250%), 08/16/2024 (a)		291,426	292,572

TIBCO Software, Inc., TL 1L B 02/20
3.880% (1 Month US LIBOR + 3.750%), 06/30/2026 (a)		1,120,660	1,120,660
TIBCO Software, Inc., TL 12L 02/20
7.380% (1 Month US LIBOR + 7.750%), 03/03/2028 (a)		1,585,880	1,611,159
			13,375,128
Specialty Retail - 0.7%
Douglas Holding AG, TL 1L B1 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	387,783	454,601
Douglas Holding AG, TL 1L B2 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	106,379	124,709
Douglas Holding AG, Tl 1L B3 08/17
3.500% (3 Month EURIBOR + 3.250%), 08/12/2022 (a)(b)	EUR	245,864	288,228
Douglas Holding AG, TL 1L B4 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	131,425	154,070
Douglas Holding AG, Tl 1L B5 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	39,870	46,739
Douglas Holding AG, TL 1L B6 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	153,733	180,222
Douglas Holding AG, TL 1L B7 08/17
3.500% (3 Month EURIBOR + 3.500%), 08/12/2022 (a)(b)	EUR	121,966	142,981
Talbots, Inc., TL 1L B 11/18
8.000% (3 Month US LIBOR + 7.000%), 11/28/2022 (a)		212,000	162,710
			1,554,260
Textiles, Apparel & Luxury Goods - 1.8%
Varsity Brands, Inc., TL 1L 11/17
4.500% (1 Month US LIBOR + 3.500%), 12/16/2024 (a)		4,064,656	3,909,122
Trading Companies & Distributors - 0.3%
FleetPride Corporation, TL 1L 12/18
4.621% (1 Month US LIBOR + 4.500%), 02/04/2026 (a)		728,079	730,959
Transportation Infrastructure - 0.4%
Direct ChassisLink, Inc., TL 2L 04/19
8.484% (3 Month US LIBOR + 8.250%), 04/10/2026 (a)		881,826	896,707
TOTAL LEVERAGED LOANS (amortized cost $79,220,001)			95,751,645

High Yield Securities - 48.0%
Aerospace & Defense - 3.4%
Aviation Capital Group LLC
1.950%, 01/30/2026 (f)		824,000	817,829
Avolon Holdings Ltd.
4.250%, 04/15/2026 (b)(f)		3,933,000	4,249,990
2.875%, 02/15/2025 (b)(f)		103,000	104,873
5.500%, 02/15/2024 (b)(f)		64,000	70,290
5.500%, 01/15/2026 (b)(f)		214,000	243,601
4.375%, 05/01/2026 (b)(f)		1,276,000	1,382,756
3.250%, 02/15/2027 (b)(f)		323,000	332,525
			7,201,864
Auto Components - 1.9%
BBB Industries, LLC
9.250%, 08/01/2025 (f)		3,456,000	3,732,480
Truck Hero, Inc.
6.250%, 02/01/2029 (f)		341,000	350,471
			4,082,951
Biotechnology - 0.5%
Intercept Pharmaceuticals, Inc.
3.250%, 07/01/2023		490,000	414,176
2.000%, 05/15/2026		456,000	324,255
Radius Health, Inc.
3.000%, 09/01/2024 (c)(d)		326,000	295,030
			1,033,461
Building Products - 3.9%
Cornerstone (Ply Gem Holdings Inc)
6.125%, 01/15/2029 (f)		143,000	149,703
LBM Borrower LLC
7.750%, 04/01/2027 (f)(h)		3,168,000	3,160,080
6.250%, 01/15/2029 (f)		4,122,000	4,177,441
SRS Distribution, Inc.
8.250%, 07/01/2026 (f)		687,000	730,144
			8,217,368
Chemicals - 0.0%
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)		125,000	113,268

Commercial Services & Supplies - 1.1%
Multi-Color Corp
10.500%, 07/15/2027 (f)		2,183,000	2,421,766

Construction & Engineering - 1.3%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)		2,484,000	2,602,250
Pike Corp.
5.750%, 09/01/2028 (f)		93,000	96,255
			2,698,505
Construction Materials - 0.3%
Cemex Materials LLC
7.700%, 07/21/2025 (f)		554,000	642,640

Containers & Packaging - 0.1%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (f)		207,000	212,046

Diversified Telecommunication Services - 1.7%
Zayo Group LLC
6.125%, 03/01/2028 (f)		3,507,000	3,653,900

Electronic Equipment, Instruments & Components - 2.4%
CommScope, Inc.
8.250%, 03/01/2027 (f)		2,727,000	2,940,237
6.000%, 06/15/2025 (f)		2,090,000	2,137,025
			5,077,262
Energy Equipment & Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp
6.875%, 04/01/2027 (f)		324,000	340,896
FMC Technologies, Inc.
6.500%, 02/01/2026 (c)(d)(f)		528,000	550,479
			891,375
Entertainment - 0.2%
Live Nation Entertainment, Inc.
6.500%, 05/15/2027 (f)		307,000	341,442

Health Care Equipment & Supplies - 0.7%
CHS/Community Health Systems, Inc.
6.875%, 04/15/2029 (f)		599,000	606,862
Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA
7.375%, 06/01/2025 (f)		848,000	908,950
			1,515,812
Health Care Providers & Services - 1.8%
CHS/Community Health Systems, Inc.
6.000%, 01/15/2029 (f)		67,000	71,271
5.625%, 03/15/2027 (f)		124,000	130,355
8.000%, 03/15/2026 (f)		986,000	1,060,936
LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (f)		295,000	322,229
5.375%, 01/15/2029 (f)		518,000	522,532
Molina Healthcare, Inc.
3.875%, 11/15/2030 (f)		596,000	638,465
Radiology Partners, Inc.
5.250%, 12/15/2025 (f)		146,000	151,658
Radiology Partners Inc.
9.250%, 02/01/2028 (f)		849,000	930,708
			3,828,154
Health Care Technology - 0.2%
Verscend Holding Corp.
9.750%, 08/15/2026 (f)		386,000	417,102

Hotels, Restaurants & Leisure - 8.8%
Boyd Gaming Corp.
6.000%, 08/15/2026		628,000	650,853
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)		999,000	922,721
Diamond Resorts International, Inc.
10.750%, 09/01/2024 (f)		661,000	683,239
7.750%, 09/01/2023 (f)		3,470,000	3,541,534
Enterprise Development Authority/The
12.000%, 07/15/2024 (f)		1,252,000	1,411,629
Life Time Fitness, Inc.
8.500%, 06/15/2023 (f)		857,000	860,214
5.750%, 01/15/2026 (f)		3,526,000	3,568,312
Merlin Entertainments PLC
7.000%, 05/15/2025 (b)(f)	EUR	783,000	987,451
6.625%, 11/15/2027 (b)(f)	EUR	1,267,000	1,277,795
5.750%, 06/15/2026 (b)(f)	EUR	690,000	718,331
Station Casinos LLC
4.500%, 02/15/2028 (f)		635,000	623,491
Viking Cruises Ltd.
13.000%, 05/15/2025 (f)		237,000	276,314
7.000%, 02/15/2029 (f)		3,168,000	3,164,040
			18,685,924

Insurance - 3.8%
Alliant Holdings I, Inc.
6.750%, 10/15/2027 (f)		297,000	314,579
AmWINS Group, Inc.
7.750%, 07/01/2026 (f)		122,000	131,204
Aspen Insurance Holdings Ltd
7.625%, 10/15/2025 (f)(h)		1,875,000	2,015,625
Hub International Ltd.
7.000%, 05/01/2026 (f)		1,303,000	1,353,172
National Financial Partners Corp
7.000%, 05/15/2025 (f)		69,000	74,649
6.875%, 08/15/2028 (f)		3,994,000	4,203,286
			8,092,515
IT Services - 0.2%
Dun & Bradstreet Corp./The
10.250%, 02/15/2027 (f)		56,000	62,710
Sabre, Inc.
9.250%, 04/15/2025 (f)		193,000	229,226
West Corp
8.500%, 10/15/2025 (f)		47,000	46,501
Xerox Business Services /Conduent
10.500%, 12/15/2024 (f)		91,000	95,344
			433,781
Machinery - 1.2%
Welbilt, Inc. (Manitowoc Foodservice, Inc.)
9.500%, 02/15/2024		2,380,000	2,455,363

Media - 0.5%
Intelsat Jackson Holdings SA
0.000%, 08/01/2023 (b)(g)		207,000	144,383
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/2030 (f)		930,000	928,838
			1,073,221
Multiline Retail - 0.0%
JC Penney Corp, Inc.
0.000%, 03/15/2025 (f)(g)		98,000	392

Oil, Gas & Consumable Fuels - 3.7%
Energy Transfer Operating LP
3.750%, 05/15/2030		939,000	987,403
Genesis Energy
5.625%, 06/15/2024		1,676,000	1,578,582
8.000%, 01/15/2027		657,000	625,579
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027		574,000	607,364
6.875%, 01/15/2029 (f)		364,000	390,163
Indigo Natural Resources, LLC
6.875%, 02/15/2026 (f)		1,239,000	1,286,949
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
6.000%, 03/01/2027 (f)		211,000	213,638
6.000%, 12/31/2030 (f)		273,000	274,092
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 01/15/2028		458,000	473,744
Viper Energy Partners LP
5.375%, 11/01/2027 (f)		1,274,000	1,340,089
WPX Energy, Inc.
4.500%, 01/15/2030		81,000	85,860
			7,863,463
Road & Rail - 2.0%
Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (f)		4,254,000	4,248,236
Software - 0.9%
Solera LLC
10.500%, 03/01/2024 (f)		1,815,000	1,865,765

Textiles, Apparel & Luxury Goods - 1.0%
Lycra
7.500%, 05/01/2025 (b)(f)		335,000	288,519
5.375%, 05/01/2023 (b)(f)	EUR	377,000	390,025
Varsity Brands, Inc.
9.000% (3 Month US LIBOR + 8.000%), 12/22/2024 (a)(f)		1,580,000	1,583,950
			2,262,494
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.
5.250%, 08/15/2028		1,070,000	1,146,906

Trading Companies & Distributors - 5.6%
AerCap Holdings
4.625%, 10/15/2027 (b)		3,714,000	4,207,795
1.750%, 01/30/2026 (b)		379,000	373,684
Neon Holdings, Inc.
10.125%, 04/01/2026 (f)		2,494,000	2,737,164
TruckPro LLC
11.000%, 10/15/2024 (f)		2,476,000	2,705,455

White Cap Construction Supply, Inc.
8.250%, 03/15/2026 (f)		1,560,000	1,581,450
6.875%, 10/15/2028 (f)		433,000	450,876
			12,056,424

TOTAL HIGH YIELD SECURITIES (amortized cost $98,822,606)			102,533,400

Collateralized Loan Obligations - 0.7%
Octagon Investment Partners Ltd., OCT48 2020-3A E
7.892% (3 Month US LIBOR + 7.660%), 10/20/2031 (a)(d)(e)(f)		53,100	53,718
TICP CLO Ltd., TICP 2017-9A E
5.823% (3 Month US LIBOR + 5.600%), 01/20/2031 (a)(d)(e)(f)		738,460	716,623
TRESTLES CLO, LLC, TREST 2017-1A D
6.895% (3 Month US LIBOR + 6.680%), 07/25/2029 (a)(d)(e)(f)		693,640	692,242
			1,462,583

TOTAL COLLATERALIZED LOAN OBLIGATIONS (amortized cost $1,290,386)			1,462,583

Common Stocks - 0.1%
Health Care Providers & Services - 0.0%
Quorum Health Corp. (d)(e)		214,074	35,962
Metals & Mining - 0.1%
Foresight Energy LLC (c)(d)(e)		17,979	245,996

TOTAL COMMON STOCKS (cost $382,004)			281,958

Exchange Traded Funds - 1.9%
Diversified Financial Services - 1.9%
BlackRock Floating Rate Income Strategies Fund, Inc.		19,030	236,543
Nuveen Credit Strategies Income Fund		43,460	275,971
Nuveen Floating Rate Income Opportunity Fund		24,760	228,040
PowerShares Senior Loan Portfolio		143,060	3,178,793
Voya Prime Rate Trust		35,050	157,725
			4,077,072
TOTAL EXCHANGE TRADED FUNDS (cost $3,956,543)			4,077,072

TOTAL INVESTMENTS (cost $197,055,060) (i) - 95.7%			204,106,658
ASSETS IN EXCESS OF LIABILITIES, NET - 4.3%			9,270,035
NET ASSETS - 100.0%			$213,376,693

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2021.
(b)	Non-U.S. security.
(c)	Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2021 was $2,171,524 and represented 1.0% of net assets.
(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2021 was $4,667,014 and represented 2.2% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of January 31, 2021 was $89,625,006, which represent 42.0% of net assets.
(g)	Non-income producing security.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Aruba Investments, Inc	465,220	10/28/20	456,242	471,035	0.2%
Belk, Inc.	1,181,132	03/19/20	822,952	458,952	0.2%
FMC Technologes, Inc.	528,000	01/22/21	528,000	550,479	0.3%
Foresight Energy, LLC	150,032	06/30/20	150,032	150,032	0.1%
Foresight Energy, LLC, Common Stock	17,979	06/30/2020 - 08/29/20	199,869	245,996	0.1%
Radius Health, Inc.	326,000	09/24/20-09/28/20	270,255	295,030	0.1%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of January 31, 2021:

Country:	% of Net Assets
United States	82.2%
Germany	3.1%
Ireland	3.0%
Netherlands	2.5%
France	2.0%
United Kingdom	1.4%
Sweden	0.9%
Luxembourg	0.3%
Spain	0.3%
95.7%
Assets Exceeding Other Liabilities, Net	4.3%
100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of January 31, 2021 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans		95,065,706	685,939	95,751,645
High Yield Securities		102,533,400		102,533,400
Common Stocks			281,958	281,958
Collateralized Debt Obligation			1,462,583	1,462,583
Exchange Traded Funds	4,077,072			4,077,072
Cash equivalents	27,441,136			27,441,136
Total Investments in securities and cash equivalents	31,518,208	197,599,106	2,430,480	231,547,794

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

		Leveraged Loans	Collateralized Debt Obligation	Common Stocks
Balance at October 31, 2020		$683,566	$1,365,802	$305,554
Purchases		10,719	-	-
Sales and paydowns		(18,377)	-	-
Settlements		623	10,737	-
Net change in appreciation/(depreciation)		9,067	86,044	(23,596
Net realized gain/(loss)		341	-	-
Balance as of January 31, 2021		$685,939	$1,462,583	$281,958

Net change in appreciation/(depreciation) on investments held at January 31, 2021		$9,067	$86,044	$(23,596

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2021:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans	$685,939	Yield Analysis	Yield	8% - 9% (9%)
			Discount Margin	3%
			EBITDA Multiple	2.5x -10.3x(8.0x)
			Net Leverage	0.6x - 10.5x(6.0x)
Collateralized Loan Obligations	$1,462,583	Yield analysis	Discount margin	6% - 7% (7%)
		Discounted cash flows	Probability of default	2%
			Constant prepayment rate	20%
Common Stocks(4)	$281,958	Market comparables	FWD EBITDA Multple	2.5x - 9.0x(2.9x)
			Illiquidity Discount	10% - 15% (10%)

(1)	For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.
(2)	The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.
(3)	Weighted average amounts are based on the estimated fair values.
(4)	Of the total $281,958 of common stocks, $245,996 and $19,201 were valued solely on an appraisal based on market comparables and discounted cash flows analysis, respectively.